Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Statement of compliance with International Financial Reporting Standards [Policy Text Block]

Statement of compliance with International Financial Reporting Standards

The consolidated financial statements of the Company comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of preparation [Policy Text Block]

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, modified where applicable. The consolidated financial statements are presented in Canadian dollars unless otherwise noted.

Consolidation [Policy Text Block]

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned Canadian subsidiary, Canadian Metals Exploration Ltd. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions [Policy Text Block]

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the useful lives of plant and equipment, the recoverability of the carrying value of exploration and evaluation assets, fair value measurements for financial instruments, the recoverability and measurement of deferred tax assets, provisions for restoration and environmental obligations and contingent liabilities.

Significant judgments [Policy Text Block]

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s financial statements include:

-	The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
-	the classification / allocation of expenditures as exploration and evaluation expenditures or operating expenses; and
-	the classification of financial instruments.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments held in the form of money market investments and certificates of deposit with investment terms that allow for penalty free redemption after one month.

Exploration and evaluation expenditures [Policy Text Block]

Exploration and evaluation expenditures

Costs incurred before the Company has obtained the legal rights to explore an area are expensed as incurred.

Exploration and evaluation expenditures include the costs of acquiring licenses and costs associated with exploration and evaluation activity. Option payments are considered acquisition costs provided that the Company has the intention of exercising the underlying option.

Property option agreements are exercisable entirely at the option of the optionee. Therefore, option payments (or recoveries) are recorded when payment is made (or received) and are not accrued.

Exploration and evaluation expenditures are capitalized. The Company capitalizes costs to specific blocks of claims or areas of geological interest. Government tax credits received are recorded as a reduction to the cumulative costs incurred and capitalized on the related property.

Exploration and evaluation assets are tested for impairment if facts or circumstances indicate that impairment exists. Examples of such facts and circumstances are as follows:

-	the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;
-	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;
-

exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

-

sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

After technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the Company stops capitalizing expenditures for the applicable block of claims or geological area of interest and tests the asset for impairment. The capitalized balance, net of any impairment recognized, is then reclassified to either tangible or intangible mine development assets according to the nature of the asset.

Share-based payments [Policy Text Block]

Share-based payments

The Company operates an employee stock option plan. Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the share-based payment reserve. The fair value of options is determined using the Black–Scholes option pricing model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Loss per share [Policy Text Block]

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

Financial instruments [Policy Text Block]

Financial instruments

The Company classifies its financial instruments in the following categories: financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets and financial liabilities. The classification depends on the purpose for which the financial instruments were acquired. Management determines the classification of its financial instruments at initial recognition.

Financial assets are classified at fair value through profit or loss when they are either held for trading for the purpose of short-term profit taking, derivatives not held for hedging purposes, or when they are designated as such to avoid an accounting mismatch or to enable performance evaluation where a group of financial assets is managed by key management personnel on a fair value basis in accordance with a documented risk management or investment strategy. Such assets are subsequently measured at fair value with changes in carrying value being included in profit or loss.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are subsequently measured at amortized cost. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period. These are classified as non-current assets.

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not suitable to be classified as financial assets at fair value through profit or loss, loans and receivables or held-to-maturity investments and are subsequently measured at fair value. These are included in current assets to the extent they are expected to be realized within 12 months after the end of the reporting period. Unrealized gains and losses are recognized in other comprehensive income, except for impairment losses and foreign exchange gains and losses on monetary financial assets.

Non-derivative financial liabilities (excluding financial guarantees) are subsequently measured at amortized cost. Regular purchases and sales of financial assets are recognized on the trade-date – the date on which the group commits to purchase the asset.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

At each reporting date, the Company assesses whether there is objective evidence that a financial instrument has been impaired. In the case of available-for-sale financial instruments, a significant and prolonged decline in the value of the instrument is considered to determine whether an impairment has arisen.

The Company does not have any derivative financial assets and liabilities.

Impairment of assets [Policy Text Block]

Impairment of assets

The carrying amount of the Company’s assets (which include plant and equipment and exploration and evaluation assets) is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the statement of comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount. Any reversal of impairment cannot increase the carrying value of the asset to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Income taxes [Policy Text Block]

Income taxes

Current income tax:
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax:
Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Flow-through shares:
On the issuance of flow-through shares, any premium received in excess of the market price of the Company’s common shares is initially recorded as a liability (“flow-through tax liability”). Provided that the Company has renounced the related expenditures, or that there is a reasonable expectation that it will do so, the flow-through tax liability is reduced on a pro-rata basis as the expenditures are incurred. If such expenditures are capitalized, a deferred tax liability is recognized. To the extent that the Company has suitable unrecognized deductible temporary differences, an offsetting recovery of deferred income taxes would be recorded.

Restoration and environmental obligations [Policy Text Block]

Restoration and environmental obligations
The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of long-term assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of future restoration cost estimates arising from the decommissioning of plant and other site preparation work is capitalized to the related asset along with a corresponding increase in the restoration provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value.

The Company’s estimates of restoration costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to the related asset with a corresponding entry to the restoration provision. The Company’s estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates.

Changes in the net present value, excluding changes in the Company’s estimates of restoration costs, are charged to the statement of comprehensive loss for the period.

The net present value of restoration costs arising from subsequent site damage that is incurred on an ongoing basis during production are charged to the statement of comprehensive loss in the period incurred.

The costs of restoration projects that were included in the provision are recorded against the provision as incurred. The costs to prevent and control environmental impacts at specific properties are capitalized in accordance with the Company’s accounting policy for exploration and evaluation assets.

At December 31, 2017 and 2016, the Company had no material restoration and environmental obligations.

Equipment [Policy Text Block]

Equipment

Plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the statement of comprehensive loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the statement of comprehensive loss.

Amortization is calculated on a declining balance method to write off the cost of the assets to their residual values over their estimated useful lives. The amortization rates applicable to each category of property, plant and equipment are as follows:

Class of equipment	Amortization rate
Motor vehicles	30% declining balance
Computer equipment	30% declining balance
Exploration and office equipment	20% declining balance